Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Schedule of Finance Costs
	Year ended December 31,
	2024 $’000	2023 $’000	2022 $’000
Group
Finance Income
Loan Interest Received	814	1,154	32
Total finance income	814	1,154	32

Finance Expense
Interest expense on lease liabilities	6	10	7
Fair Value loss on Investment	1,760	402	869
Total finance Expense	1,766	412	876
Net finance income/ (expense) recognized in Consolidated statements of operations and comprehensive loss	(952)	742	(844)